Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions

Note 4: Acquisitions

During the year ended December 31, 2019 and the nine months ended September 30, 2020, the Company completed a number of acquisitions, none of which were material, individually or in the aggregate, to the Company’s consolidated statements of operations and financial position. The aggregate details of the Company’s acquisition activity are as follows:

	Acquisitions Completed in
	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Number of acquisitions	4	4
Cash paid at closing (1)	$36,577	$70,984
Cash acquired	(2,523)	(2,064)
Net cash paid	$34,054	$68,920
(1)	Of the cash paid at closing during the nine months ended September 30, 2020, $3,413 was deposited into an escrow account to secure any potential indemnification and other obligations of the seller.

The fair value of the contingent consideration from acquisitions is included in the consolidated balance sheets as follows:

	December 31,	September 30,
	2019	2020
Accruals and other current liabilities	$5,100	$3,583
Other liabilities	1,499	1,560
Contingent consideration from acquisitions	$6,599	$5,143

Non-contingent consideration from acquisitions of $900 and $91 as of December 31, 2019 and September 30, 2020, respectively, is included in Accruals and other current liabilities in the consolidated balance sheets.

The operating results of the acquired businesses are included in the Company’s consolidated financial statements from the closing date of each respective acquisition. The purchase price for each acquisition has been allocated to the net tangible and intangible assets and liabilities based on their estimated fair values at the respective acquisition date. Independent valuations are obtained to support purchase price allocations when deemed appropriate.

In connection with the purchase price allocations related to the Company’s acquisitions, the Company has estimated the fair values of the support obligations assumed relative to acquired deferred revenue. The estimated fair values of the support obligations assumed were determined using a cost‑build‑up approach. The cost‑build‑up approach determines fair value by estimating the costs related to fulfilling the obligations plus a normal profit margin. For accounting purposes, the sum of the costs and operating profit approximates the amount that the Company would be required to pay a third party to assume the support obligations. These fair value adjustments reduce the revenues recognized over the remaining support contract term of the Company’s acquired contracts. During the nine months ended September 30, 2019 and 2020 , the fair value adjustments to reduce revenue were $310 and $483, respectively.

The purchase accounting for the four acquisitions completed during the nine months ended September 30, 2020 is not yet completed. Identifiable assets acquired and liabilities assumed were provisionally recorded at their estimated fair values on the respective acquisition date. The initial accounting for these business combinations is not complete because the evaluation necessary to assess the fair values of certain net assets acquired is still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. The allocation of the purchase price may be modified from the date of the acquisition as more information is obtained about the fair values of assets acquired and liabilities assumed, however such measurement period cannot exceed one year.

Acquisition and integration costs are expensed as incurred. During the nine months ended September 30, 2019 and 2020, the Company incurred acquisition and integration costs of $447 and $1,609, respectively, which include costs related to legal, accounting, valuation, general administrative, and other consulting fees. Such costs are recorded in General and administrative in the Company’s consolidated statements of operations.

The following summarizes the fair values of the assets acquired and liabilities assumed as well as the weighted average useful lives assigned to acquired intangible assets at the respective date of each acquisition (including contingent consideration):

	Acquisitions Completed in
	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Consideration:
Cash paid at closing	$36,577	$70,984
Contingent consideration	4,498	1,902
Deferred payment obligations to (from) sellers	—	(141)
Total consideration	$41,075	$72,745
Assets acquired and liabilities assumed:
Cash	$2,523	$2,064
Prepaid and other current assets	1,782	5,671
Operating lease right-of-use assets	—	1,668
Property and equipment	411	172
Other assets	84	36
Customer relationship asset (weighted average useful life of 7 years)	6,534	8,854
Software and technology (weighted average useful life of 3 years)	2,423	2,207
Non-compete agreement (useful life of 5 years)	150	200
Trademarks (weighted average useful life of 5 and 9 years, respectively)	1,431	3,050
Total identifiable assets acquired excluding goodwill	15,338	23,922
Accruals and other current liabilities	(3,538)	(2,458)
Deferred revenues	(2,897)	(4,274)
Operating lease liabilities	—	(1,668)
Deferred income taxes	(1,869)	(1,005)
Other liabilities	—	(87)
Total liabilities assumed	(8,304)	(9,492)
Net identifiable assets acquired excluding goodwill	7,034	14,430
Goodwill	34,041	58,315
Net assets acquired	$41,075	$72,745

The fair values of the working capital, other assets (liabilities), and property and equipment approximated their respective carrying values as of the acquisition date.

As discussed above, the fair values of deferred revenues were determined using the cost‑build‑up approach.

The fair values of the intangible assets were primarily determined using the income approach. When applying the income approach, indications of fair values were developed by discounting future net cash flows to their present values at market‑based rates of return. The cash flows were based on estimates used to price the acquisitions and the discount rates applied were benchmarked with reference to the implied rate of return from the Company’s pricing model and the weighted average cost of capital.

Goodwill recorded in connection with the acquisitions was attributable to synergies expected to arise from cost saving opportunities as well as future expected cash flows. Of the goodwill recorded as of September 30, 2020, $24,085 is expected to be deductible for tax purposes.

Acquisition Subsequent to September 30, 2020

In October 2020, the Company completed the acquisition of Professional Construction Strategies Group Ltd. to further advance its digital integrator capabilities. The acquisition is not expected to be material to the Company’s consolidated statements of operations and financial position.

Note 4: Acquisitions

During the years ended December 31, 2018 and 2019, the Company completed a number of acquisitions, none of which were material, individually or in the aggregate, to the Company’s consolidated statements of operations. The aggregate details of the Company’s acquisition activity are as follows:

	Acquisitions Completed
	in Year Ended
	December 31,
	2018	2019
Number of acquisitions	7	4
Cash paid at closing	$143,038	$36,577
Cash acquired	(7,774)	(2,523)
Net cash paid	$135,264	$34,054

As of December 31, 2018, the fair value of the contingent consideration related to acquisitions totaled $4,316, of which $2,390 is included in Accruals and other current liabilities and $1,926 is included in Other liabilities on the consolidated balance sheet.

As of December 31, 2019, the fair value of the contingent consideration related to acquisitions totaled $6,599, of which $5,100 is included in Accruals and other current liabilities and $1,499 is included in Other liabilities on the consolidated balance sheet.

One of the 2018 acquisitions required the Company to pay former shareholders a revenue based earn‑out contingent on meeting certain 2018 revenue targets. As of December 31, 2018, such revenue targets were met and as a consequence $8,516 was reclassified to non‑contingent consideration from acquisitions within Accruals and other current liabilities. The remaining contingent consideration as of December 31, 2018 was payable to former shareholders across 2017 and 2018 acquisitions if certain acquisition related key employees remained employed with the Company through certain periods.

As of December 31, 2018 and 2019, total current deferred payment obligations including contingent consideration for all acquisitions were $11,019 and $5,999, respectively and are included in Accruals and other current liabilities on the consolidated balance sheet.

As of December 31, 2018 and 2019, total long‑term deferred payment obligations including contingent consideration for all acquisitions were $2,826 and $1,499, respectively and are included in Other liabilities on the consolidated balance sheets.

The operating results of the acquired businesses are included in the Company’s consolidated financial statements from the closing date of each respective acquisition. The purchase price for each acquisition has been allocated to the net tangible and intangible assets and liabilities based on their estimated fair values at the acquisition date. Independent valuations are obtained to support purchase price allocations when deemed appropriate.

In connection with the purchase price allocations related to the Company’s acquisitions, the Company has estimated the fair values of the support obligations assumed relative to acquired deferred revenue. The estimated fair values of the support obligations assumed were determined using a cost‑build‑up approach. The cost‑build‑up approach determines fair value by estimating the costs related to fulfilling the obligations plus a normal profit margin. For accounting purposes, the sum of the costs and operating profit approximates the amount that the Company would be required to pay a third party to assume the support obligations. These fair value adjustments reduce the revenues recognized over the remaining support contract term of the Company’s acquired contracts. During the years ended December 31, 2018 and 2019, the fair value adjustments to reduce revenue were $2,469 and $553, respectively.

The purchase accounting for three of our acquisitions, which were completed during the year ended December 31, 2019, is not yet finalized. Identifiable assets acquired and liabilities assumed were provisionally recorded at their estimated fair values on the acquisition date. The initial accounting for these business combinations is not complete because the evaluation necessary to assess the fair values of certain net assets acquired is still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. The allocation of the purchase price may be modified from the date of the acquisition as more information is obtained about the fair values of assets acquired and liabilities assumed, however such measurement period cannot exceed one year.

Acquisition and integration costs are expensed as incurred. During the years ended December 31, 2018 and 2019, the Company incurred acquisition and integration costs of $1,361 and $950, respectively, which include costs related to legal, accounting, valuation, general administrative, and other consulting fees. Such costs are recorded in General and administrative in the Company’s consolidated statements of operations.

The following summarizes the fair values of the assets acquired and liabilities assumed as well as the weighted average useful lives assigned to acquired intangible assets at the respective date of each acquisition (including contingent consideration):

	Acquisitions Completed
	in Year Ended
	December 31,
	2018	2019
Consideration:
Cash paid at closing	$143,038	$36,577
Contingent consideration	13,456	4,498
Deferred payment obligations to sellers	690	—
Total consideration	$157,184	$41,075
Assets acquired and liabilities assumed:
Cash	$7,774	$2,523
Prepaid and other current assets	4,790	1,782
Property and equipment	340	411
Other assets	—	84
Customer relationship asset (weighted average useful life of 5 and 7 years, respectively)	27,294	6,534
Software and technology (weighted average useful life of 3 years)	9,332	2,423
In-process research and development	1,366	—
Non-compete agreement (useful life of 5 years)	—	150
Trademarks (weighted average useful life of 7 and 5 years)	2,090	1,431
Total identifiable assets acquired excluding goodwill	52,986	15,338
Deferred tax liability	(8,917)	(1,869)
Other current liabilities	(3,848)	(3,538)
Deferred revenues	(6,181)	(2,897)
Total liabilities assumed	(18,946)	(8,304)
Net identifiable assets acquired excluding goodwill	34,040	7,034
Goodwill	123,144	34,041
Net assets acquired	$157,184	$41,075

The fair values of the working capital, other assets (liabilities), and property and equipment approximated their respective carrying values as of the acquisition date.

As discussed above, the fair values of deferred revenues were determined using the cost‑build‑up approach.

The fair values of the intangible assets were primarily determined using the income approach. When applying the income approach, indications of fair values were developed by discounting future net cash flows to their present values at market‑based rates of return. The cash flows were based on estimates used to price the acquisitions and the discount rates applied were benchmarked with reference to the implied rate of return from the Company’s pricing model and the weighted average cost of capital.

Goodwill recorded in connection with the acquisition was attributable to synergies expected to arise from cost saving opportunities as well as future expected cash flows. Of the goodwill recorded, $6,501 is expected to be deductible for tax purposes.